INCOME TAX (EXPENSE)/ BENEFIT (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax (expense)/benefit are as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Current tax expense	(718)	(521)	(520)
Deferred tax benefit/ (expense)	736	(1,349)	958
Total income tax benefit/(expense)	18	(1,870)	438

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2024, 2023 and 2022 differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Effect of movement in deferred tax and prior period adjustment	736	(1,349)	958
Effect of prior periods adjustment in current tax	(108)	189	346
Effect of taxable income in various countries	(610)	(710)	(866)
Total income tax benefit/ (expense)	18	(1,870)	438